CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	¥ 7,247,932	$ 992,963	¥ 4,665,967	¥ 2,262,983
Operating costs and expenses:
Selling and marketing expenses	(972,863)	(133,282)	(469,595)	(139,929)
General and administrative expenses	(352,590)	(48,305)	(451,470)	(350,009)
Technology and development expenses	(134,017)	(18,360)	(77,288)	(66,182)
Total operating costs and expenses	(5,695,861)	(780,331)	(3,825,112)	(2,136,117)
Other operating income, net	70,231	9,622	83,179	38,094
Income from operations	1,622,302	222,254	924,034	164,960
Interest income	48,415	6,633	29,569	14,456
Gain from short-term investments	48,943	6,705	34,519	8,455
Interest expense	(3,110)	(426)	(5,005)	(6,501)
Other income (expenses), net	2,465	338	(1,024)	(814)
Income before income tax	1,719,015	235,504	982,093	180,556
Income tax expense	(446,031)	(61,106)	(243,036)	(84,474)
Net income	1,272,984	174,398	739,057	96,082
Less: net (loss) income attributable to non-controlling interests	(2,364)	(324)	1,920	(2,017)
Net income attributable to the Company	1,275,348	174,722	737,137	98,099
Net income	1,272,984	174,398	739,057	96,082
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	(3,383)	(463)	15,634	(1,918)
Other comprehensive (loss) income, net of income taxes	(3,383)	(463)	15,634	(1,918)
Total comprehensive income	1,269,601	173,935	754,691	94,164
Comprehensive (loss) income attributable to non-controlling interests	(2,364)	(324)	1,920	(2,017)
Comprehensive income attributable to the Company	¥ 1,271,965	$ 174,259	¥ 752,771	¥ 96,181
Net income per ordinary share - Basic (in RMB or USD per share) | (per share)	¥ 3.08	$ 0.42	¥ 1.82	¥ 0.26
Net income per ordinary share - Diluted (in RMB or USD per share) | (per share)	¥ 3.06	$ 0.42	¥ 1.78	¥ 0.26
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares)	413,681,482	413,681,482	405,628,647	379,321,522
Weighted average ordinary shares used in calculating net income per ordinary share - Diluted (in shares)	417,229,238	417,229,238	414,823,302	381,598,689
Hotel
Operating costs and expenses:
Operating costs	¥ (3,108,158)	$ (425,816)	¥ (2,240,890)	¥ (1,393,312)
Manachised hotels
Revenues:
Net revenues	4,148,752	568,377	2,705,609	1,360,843
Leased hotels
Revenues:
Net revenues	701,963	96,169	840,044	552,929
Retail
Revenues:
Net revenues	2,198,198	301,152	971,931	253,607
Operating costs and expenses:
Operating costs	(1,083,709)	(148,468)	(513,326)	(151,815)
Others
Revenues:
Net revenues	199,019	27,265	148,383	95,604
Operating costs and expenses:
Operating costs	¥ (44,524)	$ (6,100)	¥ (72,543)	¥ (34,870)